S000004367 [Member] Investment Objectives and Goals - iShares Morningstar U.S. Equity ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MORNINGSTAR U.S. EQUITY ETFTicker: ILCBStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Morningstar U.S. Equity ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities.